Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of notes payable
	September 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Three Months Ended September 30, 2022	Interest Expense for the Nine Months Ended September 30, 2022
June 2021 Notes(3)	October 31, 2026	0%	$4,012	$612	$(955)	$3,669	$—	$—
Optional Notes(3)	October 31, 2026	15%	2,687	737	(912)	2,512	28	2,572
Bridge Notes(4)	August 14, 2026	10%	44,500	7,690	(11,421)	40,769	418	418
Notes payable – China various other	Due on Demand	0%	4,902	—	—	4,902	—	—
Auto loans	October 26, 2026	7%	106	—	—	106	—	—
			$56,207	$9,039	$(13,288)	$51,958	$446	$2,990

	Nine months ended September 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021	Fair Value Measurement Adjustments	Payment Premium	Cash Payment	Conversion into Class A Common Stock
March 1, 2021 Notes (1)	March 1, 2022	14%	$56,695	$(1,695)	$—	$(55,000)	$—
August 26, 2021 Notes (1)	March 1, 2022	14%	30,924	(924)	2,065	(32,065)	—
June 2021 Notes (3)	October 31, 2026	0%	35,071	917	—	—	(35,988)
Optional Notes (3)	October 31, 2026	15%	31,934	(704)	—	—	(31,230)
PPP Loan (2)	April 17, 2022	1%	193	—	—	(193)	—
			$154,817	$(2,406)	$2,065	$(87,258)	$(67,218)

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000. The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55,000 principal amount of the March 1, 2021 Notes with accrued interest of $7,721.

(2)	In April 2022, the Company paid the remaining principal and accrued interest in an aggregate amount of $193.

(3)	On July 26, 2022, the Company entered into an agreement (the “ATW July Amendment”) with entities affiliated with ATW Partners LLC (collectively, the “Investors”), to extend the maturity date, adjust the conversion price and otherwise amend the terms (as described further below) of the Optional Notes and the June 2021 Notes (together, “ATW NPA Notes”).

(4)	On August 14, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with certain entities affiliated with ATW Partners LLC and RAAJJ Trading LLC (and together with Senyun, as defined below, the “Purchasers”) to issue and sell the Company’s senior secured convertible notes (the “Bridge Notes”) in three tranches aggregating to $52,000 in principal (as increased on September 23, 2022 to $57,000, which increase was subsequently terminated upon the Initial Senyun Funding Date, as defined below) and maturing on August 14, 2026 (subsequently extended to October 27, 2028). The Bridge Notes are subject to an original issue discount of 10%, and are convertible, along with any interest accrued, into shares of Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the initial tranche) (“Conversion Price”), subject to a full ratchet anti-dilution protection. When calculating the shares issuable upon conversion, the converted amount shall be decreased by 50% of the original issue discount pertaining to such amount. As of September 30, 2022, the Purchasers funded $44,500, less total original discounts of $4,450 and transaction costs of $2,813, equating to net proceeds of $37,237.

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes	March 1, 2022	14%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes	March 1, 2022	14%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2	December 9, 2022	—%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes	February 10, 2023	15%	33,917	12,283	(11,518)	34,682
Notes payable - China various other	Due on demand	—%	5,458	—	—	5,458
PPP Loan	April 17, 2022	1%	193	—	—	193
Auto loans	Various	Various	121	—	—	121
Total notes payable			$164,689	$29,489	$(27,124)	$167,054

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China(1)	Due on Demand	18.00%	$9,411	$9,411
Related party notes - China various other(2)	Due on Demand	0.00%	4,244	4,244
Total related party notes payable			$13,655	$13,655

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Loss (Gain) on Extinguishments	Net Carrying Value at 12/31/2020
Related party note (3)	June 30, 2021	12.00%	$240,543	$—	$(861)	$204	$239,886
Related party note (4)	Due on Demand	15.00%	10,000	—	—	—	10,000
Related party notes – NPA tranche (5)	October 6, 2021	10.00%	27,593	5,356	—	—	32,949
Related party notes – China (1)	Due on Demand	18.00%	9,196	—	—	—	9,196
Related party notes – China various other (2)(6)	Due on Demand	0% coupon, 10.00% imputed	6,548	—	(190)	(22)	6,336
Related party notes – China various other (6)	Due on Demand	8.99%	1,410	—	—	(3)	1,407
Related party notes – Other (7)	Due on Demand	0.00%	424	—	—	—	424
Related party notes – Other (8)	June 30, 2021	6.99%	4,160	—	—	(50)	4,110
Related party notes – Other (9)	June 30, 2021	8.00%	6,452	—	—	(35)	6,417
Related party notes - Other (10)	June 30, 2021	1.52%, 8.99%, 8.00%, 2.86%	8,440	—	—	(137)	8,303
Related party notes – Other (11)	Due on Demand, June 30, 2021	8.99%, 6.99%	1,760	—	—	(11)	1,749
Related party notes – Other (12)	June 30, 2021	8.00%	11,635	—	—	(57)	11,578
Total related party notes payable			$328,161	$5,356	$(1,051)	$(111)	$332,355

Schedule of fair value of financial instruments
	September 30, 2022	December 31, 2021
March 1, 2021 Notes
Outstanding principal	$—	$55,000
Accrued interest	—	6,455
Interest expense for the nine months ended September 30, 2022	1,266	—
Principal payments	55,000	—
Interest payments	7,721	—

	September 30, 2022	December 31, 2021
August 26, 2021 Notes
Outstanding principal	$—	$30,000
Accrued interest	—	1,473
Interest expense for the nine months ended September 30, 2022	662	—
Principal payments	30,000	—
Interest payments	2,135	—
Payment Premium payments	2,065	—

March 1, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$55,000	$—
Accrued interest	6,455	—
Interest expense	6,455	—
Original issue discount	3,490	—
Proceeds	51,510	—

August 26, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$30,000	$—
Accrued interest	1,473	—
Interest expense	1,473	—
Original issue discount	87	—
Proceeds	29,913	—

June 9, 2021 Note 1	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$20,000	$—
Original issue discount and debt issuance costs	1,797	—
Proceeds	18,203	—

June 9, 2021 Note 2	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$20,000	$—
Original issue discount and debt issuance costs	2,600	—
Proceeds	17,400	—

August 10, 2021 Optional Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$33,917	$—
Accrued interest	183	—
Interest expense	183	—
Original issue discount and debt issuance costs	3,542	—
Proceeds	30,375	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$5,458	$4,597
Foreign exchange (gain) loss on principal	133	297
Reclassification from related party notes payable	730	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$193	$9,168
Accrued interest	2	65
Interest expense	92	65
Payroll Protection Program principal forgiveness	8,975	—
Payroll Protection Program interest forgiveness	155	—
Proceeds	—	9,168

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$57,293
Accrued interest	—	13,769
Interest expense	3,408	7,387
Foreign exchange (gain) loss on principal	(1,293)	4,108
Principal settled with equity	56,000	—
Interest settled with equity	17,177	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$17,637
Accrued interest	—	2,637
Interest expense	976	1,768
Principal conversion premium settled with equity	3,527	—
Interest settled with equity	3,613	—
Principal payments in cash	17,637	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$10,600
Accrued interest	—	2,547
Interest expense	704	1,275
Principal settled with equity	10,600	—
Interest settled with equity	3,251	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,500
Accrued interest	—	587
Interest expense	112	203
Principal settled with equity	1,500	—
Interest settled with equity	699	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$7,000
Accrued interest	—	1,682
Interest expense	465	842
Principal and conversion premium settled with equity	10,375	—
Interest settled with equity	2,147	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$3,677
Accrued interest	—	2,314
Interest expense	374	637
Principal settled with equity	3,715	—
Interest settled with equity	2,713	—
Foreign exchange (gain) loss on principal	219	237
Foreign exchange (gain) loss on accrued interest	167	142

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,140
Accrued interest	—	569
Interest expense	139	235
Principal settled with equity	4,181	—
Interest settled with equity	713	—
Foreign exchange (gain) loss on principal	260	219
Foreign exchange (gain) loss on accrued interest	44	35
Proceeds	—	766

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$729
Accrued interest	—	19
Interest expense	24	19
Principal settled with equity	736	—
Interest settled with equity	44	—
Principal payments	—	32
Foreign exchange (gain) loss on principal	(25)	—
Foreign exchange (gain) loss on accrued interest	1	—
Proceeds	—	761

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$15,000
Principal and conversion premium settled with equity	20,367	—
Proceeds	—	13,800

January 13 and March 12, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$—
Original issue discount and debt issuance costs	1,940	—
Principal and conversion premium settled with equity	23,725	—
Proceeds	16,310	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$15,000
Interest expense	1,334	366
Principal conversion premium settled with equity	2,785	—
Interest and adjustment fee settled with equity	270	—
Principal and conversion premium payments in cash	18,992	—
Interest payments in cash	1,197	366
Proceeds	—	15,000

January 13 and March 8, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$—
Original issue discount and debt issuance costs	1,132	—
Interest expense	632	—
Principal conversion premium settled with equity	2,069	—
Interest settled with equity	82	—
Principal and conversion premium payments in cash	11,582	—
Interest payments in cash	550	—
Proceeds	8,218	—

Schedule of principal maturities of notes payable
Due on demand	$4,902
2022	4,012
2023	2,687
2026	44,606
$56,207

Years ended December 31,
2022	130,772
2023	33,917
$164,689

Schedule of notes payable consists
	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes(1)	March 1, 2022	14.00%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes(1)	March 1, 2022	14.00%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2(2)	December 9, 2022	—%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15.00%	33,917	12,283	(11,518)	34,682
Notes payable - China various other(3)	Due on demand	—%	5,458	—	—	5,458
Notes payable(4)	April 17, 2022	1.00%	193	—	—	193
Auto loans	Various	Various	121	—	—	121
			$164,689	$29,489	$(27,124)	$167,054

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Loss(Gain) on Extinguishments	Net Carrying Value
Note payable(5)	Contingent	12.00%	$57,293	$—	$—	$57,293
Notes payable – NPA tranche(6)	October 6, 2021	10.00%	17,637	3,422	—	21,059
Notes payable(7)	June 30, 2021	12.00%	19,100	—	—	19,100
Notes payable – China various other(8)	Due on Demand	9.00%	3,677	—	(18)	3,659
Notes payable – China various other(8)	Various Dates 2021	6.00%	4,869	—	(62)	4,807
Notes payable – China various other(3)	Due on Demand	—%	4,597	—	—	4,597
Note payable(9)	March 9, 2021	—%	15,000	2,712	—	17,712
Note payable(10)	October 6, 2021	12.75%	15,000	5,972	—	20,972
Notes payable(4)	April 17, 2022	1.00%	9,168	—	—	9,168
			$146,341	$12,106	$(80)	$158,367

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on March 1, 2022.

(2)	On June 9, 2021, the Company amended the NPA to permit the issuance of two notes payable, each with a principal value of $20,000 (“June 2021 Notes”), to a US-based investment firm. The Company received net proceeds of $35,603 as part of the June 2021 Notes inclusive of $4,200 of original issuance discount and $197 of debt issuance costs paid by the lender. The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.

(3)	The Company issued notes with various third parties through its operations in China.

(4)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.

(5)	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bore interest of 12.00% per annum, had no covenants, and were unsecured.

(6)	The Company issued 10% interest notes with various third parties through the NPA. Notes payable issued under the NPA are collateralized by virtually all tangible and intangible assets of the Company. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the notes payable may elect to convert all of the outstanding principal and accrued interest of the notes payable plus a 20% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for these notes payable. See Note 8, Fair Value of Financial Instruments. On October 9, 2020, the Company entered into the Second A&R NPA with Birch Lake and the lender, which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.

(7)	The Company issued the following notes with an interest rate of 12.00% per annum.

(8)	The Company issued notes with various third parties through its operations in China.

(9)	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm by entering into a joinder to the NPA, received net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bore interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 11, Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.

(10)	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.

Schedule of accrued interest and conversion premiums pursuant to the closing of the business combination
	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Note payable(5)	$57,293	$—	$—	$17,177	$(1,293)	$—	$(73,177)	$—	$—
Notes payable(7)	19,100	—	—	6,098	—	—	(25,198)	—	—
Subtotal settlements prior to the Business Combination	76,393	—	—	23,275	(1,293)	—	(98,375)	—	—
Settlements in the Business Combination:
Notes payable – NPA(6)	21,059	—	104	3,614	—	(17,636)	(7,141)	—	2,699
Notes payable – China(8)	3,659	—	—	2,713	56	—	(6,428)	—	2,430
Notes payable – China(8)	4,807	—	—	757	110	—	(5,674)	—	2,145
Note payable(9)	17,712	—	1,988	—	667	—	(20,367)	—	7,698
January 13 and March 12, 2021 Notes(9)	—	16,790	6,935	—	—	—	(23,725)	—	8,968
Note payable(10)	20,972	—	138	270	667	(18,992)	(3,055)	—	1,155
January 13 and March 8, 2021 Notes(10)	—	8,750	4,901	82	—	(11,582)	(2,151)	—	813
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	—	25,908
Notes payable(4)	9,168	—	—	—	(8,975)	—	—	193	(8,975)
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933

(5)	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bore interest of 12.00% per annum, had no covenants, and were unsecured.

(6)	The Company issued 10% interest notes with various third parties through the NPA. Notes payable issued under the NPA are collateralized by virtually all tangible and intangible assets of the Company. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the notes payable may elect to convert all of the outstanding principal and accrued interest of the notes payable plus a 20% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for these notes payable. See Note 8, Fair Value of Financial Instruments. On October 9, 2020, the Company entered into the Second A&R NPA with Birch Lake and the lender, which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.

(7)	The Company issued the following notes with an interest rate of 12.00% per annum.

(8)	The Company issued notes with various third parties through its operations in China.

(9)	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm by entering into a joinder to the NPA, received net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bore interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 11, Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.

(10)	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.